Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
11.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trademark	16,200	16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200

Total cost	33,615	33,615

Less: Accumulated amortization	14,278	18,940

Intangible assets, net	19,337	14,675

Trademark, backlog, customer relationship and favourable lease contracts were recorded as a result of business acquisitions as disclosed in note 5.

The Group recorded amortization expense of RMB 5,831, RMB 5,631 and RMB4,662 for the years ended December 31, 2019, 2020 and 2021, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is RMB 3,693, RMB 3,693, RMB 1,620, RMB 1,620 and RMB 1,620 respectively.